Organization and Nature of Operations (Tables)	6 Months Ended
Sep. 30, 2023
Organization and Nature of Operations [Abstract]
Schedule of Operating Subsidiaries	During the reporting periods, the Company has several subsidiaries in PRC. Details of the Company and its operating subsidiaries are set out below:
Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities

Happiness (Fuzhou) E-commerce Co., Ltd (“Happiness Fuzhou”)	June 1, 2018	PRC	US$ 10,000,000	100% by Happiness Hong Kong	Investment
Happiness (Shunchang) E-commerce Co. Ltd (“Happiness Shunchang”)	July 11, 2023	PRC	RMB 500,000	100% by Happiness Hong Kong	Investment
Fuzhou Happiness Enterprise Management Consulting Co., Ltd.	December 15, 2020	PRC	RMB 1,000,000	100% by Happiness Shunchang	Management and consulting service
Taochejun (Hainan) New Energy Technology Co., Ltd.	June 15, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales, online sales, car rental service
Taochejun (Fujian) automobiles Co., Ltd	April 27, 2021	PRC	RMB 30,000,000	61% by Happiness Shunchang	Automobile sales
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”) (a)	November 19, 2004	PRC	RMB 100,000,000	100% by Nanping Happiness	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd. (a)	April 15, 2020	PRC	RMB 10,000,000	51% by Fujian Happiness	Selling of medical equipment
Shunchang Happiness comes Health Products Co., Ltd. (a)	May 19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi
Fujian Shennongjiagu Development Co., Ltd.(“Shennong”) (a)	December 10, 2012	PRC	RMB 51,110,000	70% by Fujian Happiness	Advertising service, online sales, food sales, data service, information consulting service
Fuzhou Hekangyuan Trading Co., Ltd. (“Hekangyuan”) (a)	October 13, 2017	PRC	RMB 10,000,000	100% by Fujian Happiness	Advertising service, online sales, food sales, commodity sales, information consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”) (b)	July 16, 2020	PRC	RMB 30,000,000	100% by Nanping Happiness	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD (c)	August 10, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Shunchang Haiwushuo Brand Management Co., Ltd. (“Shunchang Haiwushuo”) (c)	September 2, 2021	PRC	RMB 1,000,000	51% by Happy Buy	Advertising service, online sales
Taochejun (Hangzhou) New Energy Technology Co., Ltd. (“Hangzhou Taochejun”) (d)	July 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Sichuan Taochejun New Energy Technology Co., Ltd. (d)	July 13, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales.
(a)	On July 18, 2023, the Company transferred the 100% of the equity interests of Fujian Happiness and its subsidiaries to a third party by the strategic decision.
(b)	On September 1, 2023, the Company transferred the 100% of the equity interests of Happy Buy to a third party due to the business optimization.
(c)	Happy Studio network and Shunchang Haiwushuo were focus on the online store operation. In May 2023, the Company disposed them to a third party.
(d)	During the six months ended September 30, 2023, the Company closed 2 subsidiaries to optimize the Company’s structure on online store business.